Consolidated balance sheet - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	$ 727	$ 797
Intangible assets	2,804	4,389
Property, plant and equipment	68,573	66,468
Investments in equity accounted units	4,837	4,407
Inventories	222	214
Deferred tax assets	4,016	3,624
Receivables and other assets	1,397	1,659
Other financial assets	1,090	481
Non-current assets	83,666	82,039
Current assets
Inventories	5,860	6,659
Receivables and other assets	4,241	3,945
Tax recoverable	105	115
Other financial assets	419	1,118
Cash and cash equivalents	8,495	9,673
Current assets	19,120	21,510
Total assets	102,786	103,549
Current liabilities
Borrowings	(180)	(824)
Leases	(354)	(345)
Other financial liabilities	(112)	(273)
Trade and other payables	(8,178)	(8,238)
Tax payable	(585)	(542)
Close-down, restoration and environmental provisions	(1,183)	(1,523)
Provisions for post-retirement benefits and other employment costs	(359)	(361)
Other provisions	(792)	(637)
Current liabilities	(11,743)	(12,743)
Non-current liabilities
Borrowings	(12,262)	(12,177)
Leases	(1,059)	(1,006)
Other financial liabilities	(591)	(513)
Trade and other payables	(543)	(596)
Tax payable	(28)	(31)
Deferred tax liabilities	(2,635)	(2,584)
Close-down, restoration and environmental provisions	(14,548)	(15,627)
Provisions for post-retirement benefits and other employment costs	(1,097)	(1,197)
Other provisions	(315)	(734)
Non-current liabilities	(33,078)	(34,465)
Total liabilities	(44,821)	(47,208)
Net assets	57,965	56,341
Capital and reserves
Share premium account	4,326	4,324
Other reserves	5,114	8,328
Retained earnings	42,539	38,350
Equity attributable to owners of Rio Tinto	55,246	54,586
Attributable to non-controlling interests	2,719	1,755
Total equity	57,965	56,341
– Rio Tinto plc
Capital and reserves
Share capital	207	207
– Rio Tinto Limited
Capital and reserves
Share capital	$ 3,060	$ 3,377